Employee Benefit Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of characteristics of issued stock options
Options Outstanding	996,384	918,604	1,001,175	972,326
Exercise Price	$ 11.41	$ 10.89	$ 10.23	$ 9.54
Average Remaining Contractual Life (in years)	6 years 4 months 24 days
2003 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	76,426
Exercise Price	$ 12.80
Average Remaining Contractual Life (in years)	10 months 24 days
2004 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	81,132
Exercise Price	$ 12.09
Average Remaining Contractual Life (in years)	1 year 10 months 24 days
2005 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	60,892
Exercise Price	$ 10.17
Average Remaining Contractual Life (in years)	2 years 3 months 18 days
2005 Additional [Member]
Schedule of characteristics of issued stock options
Options Outstanding	16,032
Exercise Price	$ 10.33
Average Remaining Contractual Life (in years)	2 years 3 months 18 days
2006 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	53,220
Exercise Price	$ 8.96
Average Remaining Contractual Life (in years)	3 years 10 months 24 days
2007 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	51,927
Exercise Price	$ 8.43
Average Remaining Contractual Life (in years)	4 years 10 months 24 days
2008 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	67,353
Exercise Price	$ 8.59
Average Remaining Contractual Life (in years)	5 years 10 months 24 days
2009 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	113,760
Exercise Price	$ 9.62
Average Remaining Contractual Life (in years)	6 years 10 months 24 days
2010 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	144,540
Exercise Price	$ 12.42
Average Remaining Contractual Life (in years)	7 years 10 months 24 days
2011 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	114,772
Exercise Price	$ 13.19
Average Remaining Contractual Life (in years)	8 years 10 months 24 days
2012 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	216,330
Exercise Price	$ 12.60
Average Remaining Contractual Life (in years)	9 years 10 months 24 days